Licenses and Goodwill	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Licenses and Goodwill

NOTE 9 LICENSES AND GOODWILL

Changes in U.S. Cellular's licenses and goodwill are presented below. See Note 8—Acquisitions, Divestitures and Exchanges for information regarding transactions which affected licenses and goodwill during the periods.

Licenses
Year Ended December 31,	2011	2010
(Dollars in thousands)
Balance, beginning of year	$1,452,101	$1,435,000
Acquisitions	4,406	17,101
Exchanges	11,842	—
Other	2,420	—
Balance, end of year	$1,470,769	$1,452,101

Goodwill
Year Ended December 31,	2011	2010
(Dollars in thousands)
Assigned value at time of acquisition	$494,737	$494,737
Accumulated impairment losses in prior periods	—	—
Balance, beginning of year	494,737	494,737
Acquisitions	—	—
Balance, end of year	$494,737	$494,737

See Note 1—Summary of Significant Accounting Policies and Recent Accounting Pronouncements for a description of accounting policies related to licenses and goodwill.

Impairment Assessments

U.S. Cellular performs its annual impairment assessment of its licenses and goodwill in the fourth quarter of each year. No impairment of goodwill or licenses resulted from the assessments performed in 2011 or 2010. In 2009, the assessment resulted in no impairment of goodwill and an impairment loss of $14.0 million on licenses. The entire impairment loss related to licenses in developed operating markets (built licenses).